SGI Global Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace/Defense - 2.4%
Leonardo SpA - ADR	10,152	$314,103
Lockheed Martin Corp.	2,837	1,368,512
Thales SA - ADR	9,992	608,912
		2,291,527

Apparel - 1.0%
Hermes International SCA - ADR	3,281	904,080

Banks - 7.8%
Bank of China Ltd. - ADR	46,653	676,935
China Construction Bank Corp. - ADR	17,552	313,128
DBS Group Holdings Ltd. - ADR	11,173	1,541,874
ICICI Bank Ltd. - ADR	55,479	1,899,601
Popular, Inc.	2,693	278,806
Royal Bank of Canada, (Canada)	7,844	993,521
Sumitomo Mitsui Financial Group, Inc. - ADR	97,867	1,508,131
United Overseas Bank Ltd. - ADR	3,707	204,589
		7,416,585

Beverages - 2.1%
Coca-Cola Femsa SAB de CV - ADR	13,136	1,247,920
PepsiCo, Inc.	5,873	772,006
		2,019,926

Biotechnology - 3.0%
Gilead Sciences, Inc.	4,383	482,481
Incyte Corp. (a)	4,682	304,611
United Therapeutics Corp. (a)	5,998	1,912,462
Vertex Pharmaceuticals, Inc. (a)	368	162,674
		2,862,228

Chemicals - 1.4%
Ecolab, Inc.	4,955	1,316,147

Commercial Services - 1.2%
Automatic Data Processing, Inc.	611	198,899
Grand Canyon Education, Inc. (a)	4,849	959,350
		1,158,249

Computers - 1.8%
CGI, Inc.	1,745	187,692
Infosys Ltd. - ADR	25,730	468,029
Wipro Ltd. - ADR	373,738	1,076,365
		1,732,086

Cosmetics & Personal Care - 3.1%
Colgate-Palmolive Co.	31,868	2,961,812

Diversified Financial Services - 3.8%
Cboe Global Markets, Inc.	4,244	972,385
CME Group, Inc.	6,781	1,959,709
Qifu Technology, Inc. - ADR	9,971	409,808
Visa, Inc. - Class A	867	316,620
		3,658,522

Electric - 4.8%
CMS Energy Corp.	13,106	920,435
Evergy, Inc.	12,305	817,175
National Grid PLC - ADR	21,841	1,559,229
OGE Energy Corp.	20,741	922,352
SSE PLC - ADR	13,957	338,597
		4,557,788

Electronics - 0.3%
Halma PLC - ADR	3,525	278,475

Environmental Control - 4.0%
Republic Services, Inc.	5,557	1,429,761
Waste Management, Inc.	9,928	2,392,350
		3,822,111

Food - 5.5%
Flowers Foods, Inc.	48,625	821,762
Ingredion, Inc.	11,717	1,630,069
Kroger Co., (The)	14,511	990,086
Tyson Foods, Inc. - Class A	31,725	1,781,676
		5,223,593

Gas - 2.4%
Atmos Energy Corp.	2,079	321,580
National Fuel Gas Co.	24,018	1,982,446
		2,304,026

Internet Software & Services - 0.5%
Tencent Holdings Ltd. - ADR	7,473	469,155

Healthcare Services - 2.8%
Fresenius Medical Care AG - ADR	29,748	844,843
UnitedHealth Group, Inc.	307	92,686
Universal Health Services, Inc. - Class B	9,259	1,762,451
		2,699,980

Household Products & Wares - 0.5%
Church & Dwight Co., Inc.	5,207	511,900

Insurance - 8.2%
Aon PLC - Class A	2,086	776,159
Arthur J Gallagher & Co.	999	347,093
Berkshire Hathaway, Inc. - Class B (a)	3,222	1,623,759
Chubb Ltd., (Switzerland)	3,197	950,148
Fairfax Financial Holdings Ltd.	649	1,098,441
Manulife Financial Corp.	6,326	201,420
Ping An Insurance Group Co. of China Ltd. - ADR	40,201	468,744
Progressive Corp.	8,193	2,334,431
		7,800,195

Internet - 4.9%
Alibaba Group Holding Ltd. - ADR	6,159	701,140
Booking Holdings, Inc.	404	2,229,648
F5, Inc. (a)	1,736	495,420
Meta Platforms, Inc. - Class A	628	406,624
VeriSign, Inc.	3,073	837,300
		4,670,132

IT Services & Consulting - 0.5%
Check Point Software Technologies Ltd. (a)	1,947	445,629

Machinery-Construction & Mining - 0.5%
Komatsu Ltd. - ADR	14,459	439,554

Media - 0.4%
Fox Corp. - Class B	4,033	202,779
New York Times Co. - Class A	3,643	208,088
		410,867

Mining - 0.6%
Agnico Eagle Mines Ltd.	4,528	534,259

Oil & Gas - 1.0%
Expand Energy Corp.	8,280	961,556

Packaging & Containers - 0.6%
Packaging Corp. of America	3,191	616,406

Pharmaceuticals - 10.3%
AbbVie, Inc.	6,714	1,249,543
Cardinal Health, Inc.	3,716	573,899
Cencora, Inc.	2,752	801,492
Dr Reddy's Laboratories Ltd. - ADR	123,228	1,813,916
Eli Lilly & Co.	516	380,638
McKesson Corp.	2,426	1,745,531
Merck & Co., Inc.	22,572	1,734,432
Neurocrine Biosciences, Inc. (a)	2,074	255,144
Novartis AG - ADR	2,546	294,725
Takeda Pharmaceutical Co., Ltd. - ADR	66,442	998,623
		9,847,943

Pipelines - 1.0%
Cheniere Energy, Inc.	2,054	486,778
Targa Resources Corp.	2,871	453,417
		940,195

Private Equity - 0.8%
3i Group PLC - ADR	25,907	724,101

REITS - 0.7%
Welltower, Inc.	4,140	638,719

Retail - 3.0%
AutoZone, Inc. (a)	185	690,612
McDonald's Corp.	1,454	456,338
O'Reilly Automotive, Inc. (a)	447	611,272
Wal-Mart Stores, Inc.	3,755	370,694
Yum! Brands, Inc.	4,719	679,253
		2,808,169

Semiconductors - 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	12,316	2,380,929

Software - 4.5%
Electronic Arts, Inc.	5,505	791,509
Microsoft Corp.	2,417	1,112,690
Roper Technologies, Inc.	691	394,056
SAP SE - ADR	6,660	2,017,048
		4,315,303

Telecommunications - 8.6%
Arista Networks, Inc. (a)	2,941	254,808
Chunghwa Telecom Co, Ltd. - ADR	5,391	234,401
Cisco Systems, Inc.	4,808	303,096
Deutsche Telekom AG - ADR	61,783	2,338,486
KDDI Corp. - ADR	27,202	470,323
Motorola Solutions, Inc.	1,107	459,826
Nippon Telegraph & Telephone Corp. - ADR	19,730	550,072
Orange SA - ADR	12,812	191,924
Singapore Telecommunications Ltd. - ADR	17,813	528,868
Telefonica Brasil SA - ADR	123,858	1,229,910
T-Mobile US, Inc.	6,855	1,660,281
		8,221,995

Transportation - 0.4%
Union Pacific Corp.	1,661	368,177
TOTAL COMMON STOCKS (Cost $86,971,673)		92,312,319

EXCHANGE TRADED FUNDS - 2.3%	Shares	Value
iShares MSCI ACWI ex U.S. ETF	18,559	1,103,889
iShares MSCI Global Min Vol Factor ETF	9,369	1,108,728
TOTAL EXCHANGE TRADED FUNDS (Cost $2,191,553)		2,212,617

TOTAL INVESTMENTS - 99.2% (Cost $89,163,226)		94,524,936
Other Assets in Excess of Liabilities - 0.8%		752,729
TOTAL NET ASSETS - 100.0%		$95,277,665
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust ETF – Exchange-Traded Fund

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SGI Global Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	92,312,319	–	–	92,312,319
Exchange Traded Funds	2,212,617	–	–	2,212,617
Total Investments	94,524,936	–	–	94,524,936

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United States	$59,012,323	61.8%
India	5,257,911	5.5
Germany	5,200,377	5.4
Japan	3,966,703	4.3
United Kingdom	3,676,561	3.8
China	3,038,910	3.1
Canada	3,015,333	3.3
Taiwan	2,615,330	2.7
Singapore	2,275,331	2.4
France	1,704,916	1.9
Mexico	1,247,920	1.3
Switzerland	1,244,873	1.3
Brazil	1,229,910	1.3
Israel	445,629	0.5
Italy	314,103	0.3
Puerto Rico	278,806	0.3
Other Assets in Excess of Liabilities	752,729	0.8
	$95,277,665	100.0%